Cover	12 Months Ended
Dec. 31, 2022 shares
Entity Addresses [Line Items]
Document Type	20-F/A
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2022
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022
Current Fiscal Year End Date	--12-31
Entity File Number	1-15138
Entity Registrant Name	CHINA PETROLEUM & CHEMICAL CORPORATION
Entity Central Index Key	0001123658
Entity Incorporation, State or Country Code	F4
Entity Address, Address Line One	22 Chaoyangmen North Street
Entity Address, Address Line Two	Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	100728
Title of 12(b) Security	None
No Trading Symbol Flag	true
Security Exchange Name	NONE
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
ICFR Auditor Attestation Flag	true
Auditor Name	KPMG Huazhen LLP
Auditor Location	Beijing, China
Auditor Firm ID	1186
H Shares [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	24,780,936,600
A Shares [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	95,115,471,046
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	22 Chaoyangmen North Street
Entity Address, Address Line Two	Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	100728
City Area Code	+86 (10)
Local Phone Number	5996 0028
Contact Personnel Name	Mr. Huang Wensheng
Contact Personnel Fax Number	5996 0386